CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	PRIVETERRA ACQUISITION CORP. Class A Common Stock Common Stock	PRIVETERRA ACQUISITION CORP. Class A Common Stock	PRIVETERRA ACQUISITION CORP. Class B Common Stock Common Stock	PRIVETERRA ACQUISITION CORP. Additional Paid-In Capital	PRIVETERRA ACQUISITION CORP. Accumulated deficit	PRIVETERRA ACQUISITION CORP.	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2020	$ 0		$ 690	$ 24,310	$ (3,588)	$ 21,412
Balance at the beginning (in shares) at Dec. 31, 2020	0		6,900,000
CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Excess cash over fair value for Private Placement Warrants				1,199,067		1,199,067
Accretion of Class A common stock to redemption value				(1,223,377)	(25,159,788)	(26,383,165)
Excess cash received over the fair value of the converted working capital loan				32,000	0	32,000
Net loss				0	8,200,831	8,200,831	$ (55,637,000)	$ (55,637,000)
Balance at the ending at Dec. 31, 2021			$ 690	32,000	(16,962,545)	(16,929,855)		(234,944,000)
Balance at the end (in shares) at Dec. 31, 2021			6,900,000
CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Net loss					2,773,393	2,773,393
Balance at the ending at Mar. 31, 2022			$ 690	32,000	(14,189,152)	(14,156,462)
Balance at the end (in shares) at Mar. 31, 2022			6,900,000
Balance at the beginning at Dec. 31, 2021			$ 690	32,000	(16,962,545)	(16,929,855)		(234,944,000)
Balance at the beginning (in shares) at Dec. 31, 2021			6,900,000
CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Net loss						4,640,497
Balance at the ending at Jun. 30, 2022			$ 690	32,000	(12,401,735)	(12,369,045)
Balance at the end (in shares) at Jun. 30, 2022			6,900,000
Balance at the beginning at Dec. 31, 2021			$ 690	32,000	(16,962,545)	(16,929,855)		(234,944,000)
Balance at the beginning (in shares) at Dec. 31, 2021			6,900,000
CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Accretion of Class A common stock to redemption value				0	1,117,557	1,117,557
Net loss				0	6,375,345	6,375,345	(52,556,000)	(52,556,000)
Balance at the ending at Dec. 31, 2022			$ 690	32,000	(9,469,643)	(9,436,953)		(287,500,000)
Balance at the end (in shares) at Dec. 31, 2022			6,900,000
Balance at the beginning at Mar. 31, 2022			$ 690	32,000	(14,189,152)	(14,156,462)
Balance at the beginning (in shares) at Mar. 31, 2022			6,900,000
CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Accretion of Class A common stock to redemption value					(79,687)	(79,687)
Net loss					1,867,104	1,867,104
Balance at the ending at Jun. 30, 2022			$ 690	32,000	(12,401,735)	(12,369,045)
Balance at the end (in shares) at Jun. 30, 2022			6,900,000
Balance at the beginning at Dec. 31, 2022			$ 690	32,000	(9,469,643)	(9,436,953)		(287,500,000)
Balance at the beginning (in shares) at Dec. 31, 2022			6,900,000
CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Accretion of Class A common stock to redemption value					2,931,576	2,931,576
Excise tax imposed on common stock redemptions					(424,059)	(424,059)
Net loss					(388,515)	(388,515)
Balance at the ending at Mar. 31, 2023			$ 690	32,000	(7,350,641)	(7,317,951)
Balance at the end (in shares) at Mar. 31, 2023			6,900,000
Balance at the beginning at Dec. 31, 2022			$ 690	32,000	(9,469,643)	(9,436,953)		(287,500,000)
Balance at the beginning (in shares) at Dec. 31, 2022			6,900,000
CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Excise tax imposed on common stock redemptions		$ 258,999,909
Net loss						(4,330,852)
Balance at the ending at Jun. 30, 2023			$ 690	32,000	(11,493,874)	(11,461,184)
Balance at the end (in shares) at Jun. 30, 2023			6,900,000
Balance at the beginning at Dec. 31, 2022			$ 690	32,000	(9,469,643)	(9,436,953)		(287,500,000)
Balance at the beginning (in shares) at Dec. 31, 2022			6,900,000
CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Net loss							(38,017,000)	(38,017,000)
Balance at the beginning at Mar. 31, 2023			$ 690	32,000	(7,350,641)	(7,317,951)
Balance at the beginning (in shares) at Mar. 31, 2023			6,900,000
CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Accretion of Class A common stock to redemption value					(200,896)	(200,896)
Net loss					(3,942,337)	(3,942,337)
Balance at the ending at Jun. 30, 2023			$ 690	$ 32,000	$ (11,493,874)	$ (11,461,184)
Balance at the end (in shares) at Jun. 30, 2023			6,900,000
CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Net loss							$ (5,000,000)	$ (5,000,000)